Derivatives - Classification and Fair Value of Derivatives in Consolidated of (Loss) Income Statements (Details) - Derivatives not designated as hedging instruments - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest rate cap | Other revenues
Derivatives
Gains (losses) recognized in earnings	$ 0.0	$ (0.2)	$ 0.1
Foreign currency swaps | Net foreign exchange gains (losses)
Derivatives
Gains (losses) recognized in earnings	(0.2)	4.2	6.9
Foreign currency forwards | Net foreign exchange gains (losses)
Derivatives
Gains (losses) recognized in earnings	(1.8)	(10.4)	0.0
Weather derivatives | Other revenues
Derivatives
Gains (losses) recognized in earnings	(22.6)	(1.1)	5.2
Equity futures contracts | Net realized investment gains (losses)
Derivatives
Gains (losses) recognized in earnings	2.5	(1.7)	1.7
Equity futures contracts | Net unrealized investment gains (losses)
Derivatives
Gains (losses) recognized in earnings	0.4	0.0	0.0
Foreign currency futures contracts | Net foreign exchange gains (losses)
Derivatives
Gains (losses) recognized in earnings	5.8	0.0	0.0
Equity put options | Net realized investment gains (losses)
Derivatives
Gains (losses) recognized in earnings	7.4	(0.8)	0.0
Equity put options | Net unrealized investment gains (losses)
Derivatives
Gains (losses) recognized in earnings	0.8	(0.8)	0.0
Foreign currency call options | Net foreign exchange gains (losses)
Derivatives
Gains (losses) recognized in earnings	2.5	0.0	0.0
Equity warrants | Net unrealized investment gains (losses)
Derivatives
Gains (losses) recognized in earnings	$ 0.1	$ 0.4	$ 0.0